George M. Silfen, Esq.
Schulte, Roth & Zabel LLP
919 Third Avenue
New York, New York 10022
(212) 756-2131

December 30, 2011

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Gottex Multi-Alternatives Fund - I
(File Nos. 333-166621/ 811-22411)

Ladies and Gentlemen:

Filed herewith electronically via EDGAR is an amendment to the registration statement on Form N-2 (the “Registration Statement”) of Gottex Multi-Alternatives Fund - I (the “Registrant”). The Registration Statement is being filed pursuant to the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (the “Securities Act”), and the applicable rules thereunder. The purpose of this amendment is to include the most current financial statements of the Registrant and to make other non-material changes.  If the Registrant was an open-end management investment company, this amendment would be filed pursuant to Rule 485(b) of the Securities Act.

Questions and comments may be directed to the undersigned at (212) 756-2131.

Very truly yours,

/s/ George M. Silfen
George M. Silfen

cc: William H. Woolverton, Esq.